Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefit from income taxes	$ 541	$ 595
Provision for income taxes	6,223
LIN Television
Benefit from income taxes	541	595
Provision for income taxes	$ 6,223